(LOSS)/EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands of $)	June 30, 2020	June 30, 2019
Basic earnings per share:
Net (loss)/income available to stockholders	(75,156)	61,713
Diluted earnings per share:
Net (loss)/income available to stockholders	(75,156)	61,713
Interest and other expenses attributable to dilutive convertible bonds	—	11,319
Net (loss)/income assuming dilution	(75,156)	73,032

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended
(in thousands)	June 30, 2020	June 30, 2019
Basic earnings per share:
Weighted average number of common shares outstanding*	107,776	107,608
Diluted earnings per share:
Weighted average number of common shares outstanding*	107,776	107,608
Effect of dilutive share options	—	50
Effect of dilutive convertible bonds	—	21,677
Weighted average number of common shares outstanding assuming dilution	107,776	129,335

	Six months ended
	June 30, 2020	June 30, 2019
Basic (loss)/earnings per share:	$(0.70)	$0.57
Diluted (loss)/ earnings per share:	$(0.70)	$0.56